SUMMARY OF PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,694,000	$ 2,620,000
Less: Accumulated depreciation	2,113,000	1,946,000
Property and equipment, net	581,000	674,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,600,000	$ 2,400,000
Less: Accumulated depreciation		1,900,000	1,600,000
Property and equipment, net		700,000	800,000
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 440,000	445,000
Computer and Office Equipment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 400,000	$ 400,000
Computer and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)	5 years
Computer and Office Equipment [Member] | Minimum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		5 years	5 years
Computer and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)	7 years
Computer and Office Equipment [Member] | Maximum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)	7 years
Property and equipment, gross	$ 98,000	$ 98,000
Furniture and Fixtures [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		7 years	7 years
Property and equipment, gross		$ 100,000	$ 100,000
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)	7 years
Property and equipment, gross	$ 210,000	$ 199,000
Warehouse Equipment [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		7 years	7 years
Property and equipment, gross		$ 200,000	$ 200,000
Molds and tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,946,000	1,878,000
Molds and tooling [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,900,000	$ 1,700,000
Molds and tooling [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)	3 years
Molds and tooling [Member] | Minimum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		3 years	3 years
Molds and tooling [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)	5 years
Molds and tooling [Member] | Maximum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Average useful life (in years)		5 years	5 years